Document and Entity Information	May 03, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity Registrant Name	GENERATION ASIA I ACQUISITION LIMITED
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41239
Entity Tax Identification Number	98-1588665
Entity Address, Address Line One	Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	814-5580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001852061
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	GAQ
Security Exchange Name	NASDAQ